Related parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 3,436	$ 2,161
Current payables to related parties	4,601	2,363
Employee benefits expense	451,096	411,253	$ 386,723
Short-term employee benefits expense	882	18,755
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	3,436	2,161
Amounts payable, related party transactions	1,233	662
Amounts receivable, related party transactions	10,453	5,478
Current payables to related parties	1,233	662
Servprot S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Security service expenses related party transactions			115
Mro Commercial S.a. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	1,817	979
Maintenance expenses related party transaction	23,351	21,378	15,691
Mijares Angoitia Corts Y Fuentes [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	142	146
Expense related party transaction	808	196	225
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	874	117
Current payables to related parties	874	117
Expense recognised during period for related party transaction	1,268	192	1,175
And P International Services S.a.p.i [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	393	299
Expense recognised during period for related party transaction	3,770	2,986	2,895
Jetsmart Airlines S P A [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	336	240
Revenue recognised during period for related party transaction	336	240
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	80
Amounts receivable, related party transactions	1,121	80
Current payables to related parties	80	80
Revenue recognised during period for related party transaction	1,121	$ 80
Clean Joule Inc [Member]
IfrsStatementLineItems [Line Items]
Purchase of common stock shares		320,000	320,000
Purchase of common stock shares amount		$ 4,000	$ 4,000
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	62	80
Current payables to related parties	62	80
Expense recognised during period for related party transaction	688	420
Chairman And Independent Members [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	356	414
Key management personnel compensation, share-based payment	829	788
Rest Of Directors [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	163	116
Senior Management [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits expense	17,217	15,157	13,845
Other long-term employee benefits	5,876	6,508	5,689
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation, share-based payment	6,413	6,309	6,048
Benefit of the cash-settled payments	141	1,131	119
Current provisions for employee benefits	9,835	10,839
Key management personnel compensation, short-term employee benefits	$ 7,189	$ 12,250	$ 6,357